Related Party Transactions (Details) - USD ($)						1 Months Ended			7 Months Ended	9 Months Ended
		Aug. 25, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 04, 2020	Aug. 25, 2020	Jun. 30, 2020	Jun. 19, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Stock split reverse, description									Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.	Notwithstanding the foregoing, if (1) the last reported sales price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Private placement warrants, description									the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant.	Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 6,000,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one share of Class A common stock at $11.50 per share, at a price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $6.0 million. If the over-allotment option was exercised, the Sponsor could have purchased an additional amount of up to 600,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The over-allotment expired unexercised on October 5, 2020.
Debt instrument, description									The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of Golden Nugget Online Gaming, Inc. (“GNOG”) as of the day prior to the Closing and $18.46, the closing stock price of GNOG on January 28, 2021, multiplied by (y) 31,350,625 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing). In addition, in connection with the Business Combination, FEI will complete an internal reorganization and spin out certain assets which are not intended to be part of the Business Combination (the “Restructuring”).	The value of the aggregate consideration will change between now and the Closing based on (i) the difference between the net debt of FEI at the Closing and the current target net debt of $4.6 billion and (ii) (x) the difference between the 60-day average closing stock price of a share of GNOG as of the day prior to the Closing and $18.46, the closing stock price of GNOG on January 28, 2021, multiplied by (y) 31,350,625 (subject to adjustment by reason of any stock dividend, subdivision, reclassification, reorganization, recapitalization, split, combination or exchange of shares, or any other similar event between the date of the Merger Agreement and the Closing).
Related party loans, description									The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lenders’ discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.
Secretarial administrative services									$ 15,000	$ 15,000
incurred related services									$ 60,000
Issuance of Class B common stock to Sponsor	[1]						$ 25,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Restrictions on transfer period of time after business combination completion									1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)									$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									20 years
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									30 years
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences									150 days
Over-allotment option
Related Party Transactions (Details) [Line Items]
Purchased amount						3,000,000
Price per share		$ 10.00				$ 10.00
Aggregate price										$ 600,000
Percentage of issued and outstanding common stock			20.00%
Initial Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Purchased amount		20,000,000				20,000,000
Price per share		$ 10.00				$ 10.00			$ 10.00
Aggregate price						$ 200,000,000.0
Debt instrument, description					the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable upon the completion of the Initial Public Offering. Through August 25, 2020, the Company borrowed $300,000 under the Note and received additional advances of approximately $54,000 from the Sponsor to cover for certain offering expenses. The Company fully repaid the Note and the advances to the Sponsor on August 25, 2020.
Class B Common Stock
Related Party Transactions (Details) [Line Items]
Price per share										$ 10
Common stock outstanding (in Shares)			5,750,000						5,000,000	5,000,000
Number of founder shares			750,000
Issuance of Class B common stock to Sponsor								$ 25,000
Issuance of Class B common stock to Sponsor (in Shares)								7,187,500
Common stock, par value				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchased amount				7,187,500
Price per share				$ 0.0001				$ 0.0001
Aggregate price				$ 25,000
Number of common stock holding by the sponsor			5,750,000

[1]	This number included an aggregate of up to 750,000 Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The over-allotment expired unexercised on October 5, 2020, resulting in the forfeiture of 750,000 Founder Shares.